CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Revenues	$ 545,934	$ 409,390	$ 1,530,170	$ 1,160,971	$ 1,606,254	$ 760,646
Cost of sales	1,102,727	942,334	3,369,268	2,761,153	3,968,185	2,185,992
Gross loss	(556,793)	(532,944)	(1,839,098)	(1,600,182)	(2,361,931)	(1,425,346)
Operating expenses:
Research and development	2,878,316	1,424,877	6,284,170	3,265,149	4,609,913	3,345,693
Selling and marketing	1,481,140	479,499	3,206,957	1,646,782	2,301,610	2,618,901
General and administrative	1,795,766	597,795	4,132,973	2,004,080	2,928,186	1,866,875
(Gain) loss on sale of assets				(8,166)	(8,166)	22,768
Total operating expenses	6,155,222	2,502,171	13,624,100	6,907,845	9,831,543	7,854,237
Loss from operations	(6,712,015)	(3,035,115)	(15,463,198)	(8,508,027)	(12,193,474)	(9,279,583)
Other income (expense):
Interest expense	(253,220)	(314,450)	(868,587)	(819,235)	(1,136,054)	(284,323)
Interest income	4,746	619	18,078	2,057	3,176	3,876
Change in fair value of derivative liability	20,016,848	(13,900,400)	(22,641,625)	(13,900,400)	(8,396,169)
Total other income (expense)	19,768,374	(14,214,231)	(23,492,134)	(14,717,578)	(9,529,047)	(280,447)
Income (loss) before provision for income taxes	13,056,359	(17,249,346)	(38,955,332)	(23,225,605)	(21,722,521)	(9,560,030)
Provision for income taxes		822	(1,250)	(5,297)	(5,297)	(1,250)
Net income (loss)	$ 13,056,359	$ (17,248,524)	$ (38,956,582)	$ (23,230,902)	(21,727,818)	(9,561,280)
Less: Cumulative preferred stock dividends (undeclared)						(2,533,470)
Net income (loss) per common share - basic	$ 20.87	$ (7,051.73)	$ (142.02)	$ (11,057.07)
Net loss attributable to common stockholders					$ (21,727,818)	$ (12,094,750)
Net income (loss) per common share - diluted	$ 15.78	$ (7,051.73)	$ (142.02)	$ (11,057.07)
Net loss per common share-basic and diluted					$ (1,039.41)	$ (6,279.72)
Weighted average common shares - basic	625,714	2,446	274,295	2,101
Weighted average common shares-basic and diluted					20,904	1,926
Weighted average common shares - diluted	752,272	2,446	274,295	2,101